Adoption of Accounting Pronouncement	12 Months Ended
Dec. 31, 2023
Accounting Changes and Error Corrections [Abstract]
Adoption of Accounting Pronouncement	Adoption of Accounting Pronouncement
The Company adopted the LDTI guidance on January 1, 2023 for its long-duration contracts, using the modified retrospective method for all topics except for market risk benefits, which was adopted using the full retrospective method, with a transition date of January 1, 2021 (Transition Date). The guidance changes how insurers account for long-duration contracts, including recognition, measurement, presentation and disclosure requirements.
The impact of adoption on the Transition Date was a decrease to Accumulated other comprehensive income (AOCI) of $125 million, net of tax, due to the update in the discount rate used to measure the liability for future policy benefits and changes in fair value of the Company's market risk benefits related to GMDB products attributable to changes in the instrument-specific credit risk. Retained earnings decreased by $161 million, net of tax, as of the Transition Date, resulting from valuation impacts to the liability for future policy benefits related to cohorts with a net premium ratio greater than 100% at the Transition Date, partially offset by a favorable movement from the fair value accounting for GMDB products.
Before the adoption of the LDTI guidance, VOBA was amortized consistent with DAC. At transition, the Company has retained its legacy amortization method for VOBA which is based on projected premiums and not adopt a method that amortizes VOBA on a constant level basis that approximates straight-line amortization, as allowed under the guidance. The Company continues to assess VOBA for annual impairment. Refer to Note 2(l) for additional information on intangible assets.
Impact of Adoption
The table below presents the effect of transition adjustments on shareholders’ equity as of January 1, 2021 due to adoption of the LDTI guidance (in thousands of U.S. dollars):

	January 1, 2021
	Retained earnings	Accumulated other comprehensive loss	Total
Life and health reserves (1)	$(171,047)	$(84,001)	$(255,048)
Market risk benefits (1)	8,095	(63,474)	(55,379)
Tax impact of related LDTI adjustments	2,312	22,855	25,167
Total decrease to shareholders' equity	$(160,640)	$(124,620)	$(285,260)

(1) GMDB reserves of $22 million were included within Life and health reserves on the Consolidated Balance Sheets prior to adoption of LDTI, and were subsequently reclassified to Market risk benefit assets and liabilities upon adoption of the new guidance.
The table below summarizes the balance of and changes in the traditional and limited payment long-duration life and health reserves on January 1, 2021 due to adoption of the LDTI guidance (in thousands of U.S. dollars):

	Long-term Protection	Longevity
Balance, beginning of year, January 1, 2021 pre-adoption	$1,243,251	$345,306
Change in discount rate assumptions	53,027	30,300
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	178,110	(5,631)
Adjusted balance, beginning of year, January 1, 2021	$1,474,388	$369,975
Less: Reinsurance recoverable	(28,190)	(6,222)
Adjusted balance, beginning of year January 1, 2021, net of reinsurance	$1,446,198	$363,753
The table below summarizes the balance of and changes in the net liability position of market risk benefits on January 1, 2021 due to adoption of the LDTI guidance (in thousands of U.S. dollars):

MRB, net liability position
Balance, beginning of year January 1, 2021 pre-adoption (1)	$(22,211)
Adjustment for the difference between carrying amount and fair value, except for the difference due to instrument-specific credit risk	8,095
Adjustment for the cumulative effect of changes in the instrument-specific credit risk since issuance	(63,474)
Balance, beginning of year January 1, 2021	$(77,590)

(1) GMDB reserves were included within Life and health reserves on the Consolidated Balance Sheets prior to adoption of LDTI, and were subsequently reclassified to Market risk benefit assets and liabilities upon adoption of the new guidance.
The following is a reconciliation of market risk benefit assets (liabilities) to the Consolidated Balance Sheet at January 1, 2021 (in thousands of US dollars):

GMDB
Market risk benefit assets at fair value	$153,070
Market risk benefit liabilities, at fair value	(230,660)
Market risk benefits, net, January 1, 2021	$(77,590)
The impact of LDTI adoption on the applicable financial statement lines of the Company's Consolidated Balance Sheet effective as of January 1, 2021 was as follows (in thousands of U.S. dollars):

	Pre-adoption, January 1, 2021	LDTI Impact	Post-adoption, January 1, 2021
Reinsurance recoverable on paid and unpaid losses	$901,063	$757	$901,820
Market risk benefit assets, at fair value	—	153,070	153,070
Net tax assets	182,077	492	182,569
Total assets	$26,898,575	$154,319	$27,052,894
Life and health reserves	$2,704,229	$233,594	$2,937,823
Market risk benefit liabilities, at fair value	—	230,660	230,660
Net tax liabilities	131,621	(24,675)	106,946
Total liabilities	19,571,578	439,579	20,011,157
Accumulated other comprehensive loss	(96,005)	(124,620)	(220,625)
Retained earnings	5,062,948	(160,640)	4,902,308
Total shareholders’ equity	7,326,997	(285,260)	7,041,737
Total liabilities and shareholders’ equity	$26,898,575	$154,319	$27,052,894
Impact to Previously Reported Amounts
The following represents the effects of LDTI adoption on the applicable financial statement lines of the Company's Consolidated Balance Sheet as of December 31, 2022 (in thousands of U.S. dollars):

	As of December 31, 2022
	As Previously Reported	LDTI Impact	As Adjusted for LDTI
Reinsurance recoverable on paid and unpaid losses	$1,959,652	$(11,866)	$1,947,786
Deferred acquisition costs	1,012,850	(783)	1,012,067
Market risk benefit assets	—	131,186	131,186
Net tax assets	164,384	(3,750)	160,634
Total assets	$27,272,413	$114,787	$27,387,200
Life and health reserves	$2,510,293	$(12,774)	$2,497,519
Market risk benefit liabilities	—	9,170	9,170
Net tax liabilities	29,154	9,422	38,576
Total liabilities	20,984,063	5,818	20,989,881
Accumulated other comprehensive income (loss)	(7,669)	78,548	70,879
Retained earnings	4,358,085	30,421	4,388,506
Total shareholders’ equity	6,288,350	108,969	6,397,319
Total liabilities and shareholders’ equity	$27,272,413	$114,787	$27,387,200
The following represents the effects of LDTI adoption on the applicable financial statement lines of the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2022 and 2021 (in thousands of U.S. dollars):

	For the Year Ended December 31, 2022
	As Previously Reported	LDTI Impact	As Adjusted for LDTI
Expenses
Losses and loss expenses	$4,747,403	$(21,531)	$4,725,872
Market risk benefit gains	—	(121,211)	(121,211)
Acquisition costs	1,540,681	(3,468)	1,537,213
Net foreign exchange losses	29,402	(14,628)	14,774
Total expenses	6,796,459	(160,838)	6,635,621
(Loss) income before taxes and interest in earnings of equity method investments	(1,069,516)	160,838	(908,678)
Income tax expense	(31,334)	(10,561)	(41,895)
Net (loss) income	(1,090,029)	150,277	(939,752)
Net (loss) income attributable to common shareholder	$(1,099,779)	$150,277	$(949,502)
Comprehensive (loss) income
Net (loss) income	$(1,090,029)	$150,277	$(939,752)
Change in currency translation adjustment	9,464	(3,794)	5,670
Changes in discount rate for liability for future policy benefits, net of tax	—	99,250	99,250
Changes in instrument-specific credit risk for market risk benefits, net of tax	—	49,794	49,794
Comprehensive (loss) income	$(1,067,992)	$295,527	$(772,465)

	For the Year Ended December 31, 2021
	As Previously Reported	LDTI Impact	As Adjusted for LDTI
Expenses
Losses and loss expenses	$4,883,984	$(32,944)	$4,851,040
Market risk benefit gains	—	(19,873)	(19,873)
Acquisition costs	1,386,832	4,670	1,391,502
Net foreign exchange losses	30,883	5,615	36,498
Total expenses	6,764,708	(42,532)	6,722,176
Income before taxes and interest in earnings of equity method investments	634,828	42,532	677,360
Income tax expense	(38,219)	(1,748)	(39,967)
Net income	723,404	40,784	764,188
Net income attributable to common shareholder	$679,477	$40,784	$720,261
Comprehensive income
Net income	$723,404	$40,784	$764,188
Change in currency translation adjustment	43,120	1,040	44,160
Changes in discount rate for liability for future policy benefits, net of tax	—	53,053	53,053
Changes in instrument-specific credit risk for market risk benefits, net of tax	—	3,825	3,825
Comprehensive income	$789,703	$98,702	$888,405
The following represents the effects of LDTI adoption on the applicable financial statement lines of the Company's Consolidated Statements of Cash Flows for the years ended December 31, 2022 and 2021 (in thousands of U.S. dollars):

	For the Year Ended December 31, 2022
	As Previously Reported	LDTI Impact	As Adjusted for LDTI
Cash flows from operating activities:
Net loss	$(1,090,029)	$150,277	$(939,752)
Adjustments to reconcile net income to net cash provided by operating activities:
Market risk benefit gains	—	(121,211)	(121,211)
Changes in:
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable	(325,409)	28,239	(297,170)
Deferred acquisition costs	(131,236)	(3,468)	(134,704)
Net tax assets and liabilities	(72,452)	10,561	(61,891)
Non-life and life and health reserves	1,009,439	(49,770)	959,669
Other net changes in operating assets and liabilities	63,433	(14,628)	48,805
Net cash provided by operating activities	$1,468,409	$—	$1,468,409

	For the Year Ended December 31, 2021
	As Previously Reported	LDTI Impact	As Adjusted for LDTI
Cash flows from operating activities:
Net income	$723,404	$40,784	$764,188
Adjustments to reconcile net income to net cash provided by operating activities:
Market risk benefit gains	—	(19,873)	(19,873)
Changes in:
Reinsurance recoverable on paid and unpaid losses, net of ceded premiums payable	(637,908)	(2,706)	(640,614)
Deferred acquisition costs	(122,739)	4,670	(118,069)
Net tax assets and liabilities	3,256	1,748	5,004
Non-life and life and health reserves	903,324	(30,239)	873,085
Other net changes in operating assets and liabilities	23,801	5,616	29,417
Net cash provided by operating activities	$1,232,590	$—	$1,232,590